Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 1,507,660	$ 1,877,887
Prepayments and other receivables	783,483	245,190
Due from related parties (note 20)	57,550
Trade and other receivables	$ 2,348,693	$ 2,123,077